Non-current assets held for sale and discontinued operations - Discontinued operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal of discontinued operation		$ (5,399)	$ 85,101	[1]
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Disclosure of analysis of single amount of discontinued operations [line items]
Purchase price adjustment on sale		5,399
Cash proceeds	$ 177,627
Gain on disposal of discontinued operation	$ 85,102	$ (5,399)	$ 85,102

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.